NEWBUILDINGS (Details) $ in Thousands	1 Months Ended	12 Months Ended			37 Months Ended
	Feb. 28, 2021 USD ($) vessel	Dec. 31, 2022 USD ($) dwt newbuilding	Dec. 31, 2021 USD ($) vessel newbuilding	Dec. 31, 2020 USD ($)	Feb. 28, 2021 vessel	Dec. 31, 2024 vessel	Dec. 31, 2023 vessel	Jun. 30, 2023 vessel	Jun. 30, 2022 vessel
Property, Plant and Equipment [Line Items]
Newbuildings		$ 91,898	$ 35,678
Number of newbuildings under constructuion | newbuilding		10
Additions to newbuildings		$ 56,028	152,460	$ 0
Reduction of cost due to late delivery			$ 2,500
Technical supervision and other costs		500
Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | newbuilding			3
Technical supervision and other costs	$ 1,100
Kamsarmax
Property, Plant and Equipment [Line Items]
Newbuildings		$ 91,900
Number of newbuildings under constructuion | vessel			7						3
Vessel tonnage | dwt		85,000
Additions to newbuildings		$ 53,400	$ 35,600
Capitalized interest		2,400
Number of newbuildings | vessel			10
Committed amount		$ 255,600
Kamsarmax | Forecast
Property, Plant and Equipment [Line Items]
Number of newbuildings under constructuion | vessel						1	2	4
Dry Bulk Carriers | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Debt assumed	413,600		$ 413,600
Debt assumed, in cash	$ 63,000		63,000
Golden Spray, Golden Fast and Golden Furious
Property, Plant and Equipment [Line Items]
Additions to newbuildings			$ 68,400
Number of newbuildings acquired | vessel			3
Number of SPCs acquired | vessel			3
Value of share consideration paid in connection with purchase of vessel			$ 44,200
Working capital payment			600
Liquidated damages			2,500
Technical supervision and other costs			2,100
Transfers to vessels and equipment			116,400
Golden Spray, Golden Fast and Golden Furious | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel	3				3
Liquidated damages reimbursed			$ 2,200